Finance Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Finance Liabilities [Abstract]
Analysis of Finance Liabilities on Balance Sheets

December 31, 2023 December 31, 2022
Finance liabilities 133,337 142,370
Less: Deferred financing costs

(1,208) (1,439)
Finance liabilities, net of deferred financing costs $ 132,129 $ 140,931
Less: Current finance liabilities, net of deferred financing costs,
current
(9,221) (8,802)
Finance liabilities, excluding current maturities $ 122,908 $ 132,129

Annual Lease Liabilities	Period Principal Repayment Year 1 $ 9,437 Year 2 9,808 Year 3 10,224 Year 4 10,661 Year 5 11,151 Year 6 and thereafter 82,056 Total $ 133,337